RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Mar. 31, 2023
RESEARCH AND DEVELOPMENT
Schedule of research and development

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
	$	$
External services	9,505,373	4,724,797
Personnel costs	3,093,398	1,365,278
Share-based payments (Note 15)	262,976	555,664
Supplies and services	118,390	312,477
Total research and development	12,980,137	6,958,216